                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Roger H. Jenswold & Company Inc.
                 --------------------------------
   Address:      5847 San Felipe Suite 1212
                 --------------------------------
                 Houston, TX 77057
                 --------------------------------

Form 13F File Number: 28-03940_
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Janice Darden
         -------------------------------
Title:   Office Admin_
         -------------------------------
Phone:   713-789-5060_
         -------------------------------

Signature, Place, and Date of Signing:

           Janice Darden                  Houston
   -------------------------------    -----------------   -------------
            [Signature]                 [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total: 70
                                        --------------------

Form 13F Information Table Value Total: $128,968
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ --------------   --------- -------- -------- --- ---- ------- -----------  -------- -------- --------
AES CORPORATION                COM              00130H105      299    16200 SH       DEFINED                  5900        0    10300
ABBOTT LABORATORIES            COM              002824100     3867    88675 SH       DEFINED                 50075        0    38600
AMERICAN FINANCIAL RLTY TR     COM              02607P305     1478   152725 SH       DEFINED                105850        0    46875
AMERICAN INTL GROUP INC        COM              026874107     5122    86732 SH       DEFINED                 54630        0    32102
AMGEN INC                      COM              031162100     2869    43987 SH       DEFINED                 24808        0    19179
ANADARKO PETROLEUM CORP        COM              032511107     3211    67325 SH       DEFINED                 40475        0    26850
ANHEUSER BUSCH COS INC         COM              035229103     2145    47055 SH       DEFINED                 30150        0    16905
AVNET INC                      COM              053807103      498    24865 SH       DEFINED                  7177        0    17688
AVON PRODS INC                 COM              054303102      274     8840 SH       DEFINED                  8200        0      640
BB&T CORPORATION               COM              054937107      208     5000 SH       DEFINED                  3800        0     1200
BANK OF AMERICA CORP           COM              060505104      563    11704 SH       DEFINED                  7284        0     4420
BARNES & NOBLE INC             COM              067774109     3255    89175 SH       DEFINED                 58290        0    30885
BED BATH AND BEYOND            COM              075896100     1056    31825 SH       DEFINED                 15125        0    16700
BENCHMARK ELECTRONICS INC      COM              08160H101      795    32942 SH       DEFINED                 15750        0    17192
CELGENE CORPORATION            COM              151020104     3857    81320 SH       DEFINED                 44220        0    37100
CISCO SYS INC                  COM              17275R102     2550   130545 SH       DEFINED                 58150        0    72395
CITIGROUP INC                  COM              172967101     3117    64601 SH       DEFINED                 37808        0    26793
COCA-COLA COMPANY              COM              191216100     3811    88577 SH       DEFINED                 54970        0    33607
CONOCOPHILLIPS                 COM              20825C104     1690    25785 SH       DEFINED                 11058        0    14727
CULLEN FROST BANKERS INC       COM              229899109      487     8500 SH       DEFINED                  4100        0     4400

DUN & BRADSTREET CORP (NEW)    COM              26483E100      602     8635 SH       DEFINED                  8085        0      550
EMC CORPORATION MASS           COM              268648102      506    46100 SH       DEFINED                 15980        0    30120
EXXON MOBIL CORP               COM              30231G102     5960    97142 SH       DEFINED                 58936        0    38206
FIFTH THIRD BANCORP            COM              316773100     3430    92840 SH       DEFINED                 50325        0    42515
FIRST CAPITAL BANKERS INC      COM              319425GGT      244     8143 SH       SOLE                     8143        0        0
FIRST MARBLEHEAD               COM              320771108     2546    44715 SH       DEFINED                 26765        0    17950
GAMESTOP CORP CL B             COM              36466R200      237     6913 SH       DEFINED                  6912        0        1
GENERAL ELEC CO                COM              369604103     2216    67229 SH       DEFINED                 31889        0    35340
GENZYME CORPORATION            COM              372917104      992    16254 SH       DEFINED                 10554        0     5700
HCC INSURANCE HLDGS INC        COM              404132102     6143   208673 SH       DEFINED                112531        0    96142
HALLIBURTON CO                 COM              406216101      973    13107 SH       DEFINED                  7000        0     6107
JACK HENRY & ASSOC INC         COM              426281101     2829   143915 SH       DEFINED                 73970        0    69945
HESS CORP                      PFD CV ACES 7%   42809H206     1380    10400 SH       DEFINED                  4900        0     5500
HEWLETT PACKARD CORP           COM              428236103      350    11042 SH       DEFINED                  7881        0     3161
HOME DEPOT INC                 COM              437076102     3468    96905 SH       DEFINED                 53550        0    43355
HONEYWELL INTERNATIONAL INC    COM              438516106     1972    48930 SH       DEFINED                 19150        0    29780
INTEL CORP                     COM              458140100     1076    56631 SH       DEFINED                 36959        0    19672
INTERNATIONAL BUSINESS MACH.   COM              459200101     3158    41113 SH       DEFINED                 24298        0    16815
ISHARES RUSSELL 1000           COM              464287622      311     4500 SH       DEFINED                     0        0     4500
JPMORGAN CHASE & CO            COM              46625H100      727    17300 SH       DEFINED                  8900        0     8400
JOHNSON & JOHNSON              COM              478160104     4146    69194 SH       DEFINED                 40094        0    29100
JONES APPAREL GROUP INC        COM              480074103      705    22190 SH       DEFINED                 15780        0     6410
KINDER MORGAN INC              COM              49455P101      417     4175 SH       DEFINED                  3915        0      260
MBIA INCORPORATED              COM              55262C100     5252    89701 SH       DEFINED                 50066        0    39635
MASCO CORPORATION              COM              574599106      794    26800 SH       DEFINED                 15450        0    11350
MCKESSON CORP                  COM              58155Q103      487    10310 SH       SOLE                    10310        0        0
MICROSOFT CORP                 COM              594918104     3199   137282 SH       DEFINED                 72648        0    64634
MOHAWK INDUSTRIES INC          COM              608190104      601     8550 SH       DEFINED                  6790        0     1760
NUVEEN REAL ESTATE INCOME FD   FUND             67071B108     1465    63450 SH       DEFINED                 47275        0    16175
ORACLE CORP                    COM              68389X105      442    30500 SH       DEFINED                 17300        0    13200
PEPSICO INC                    COM              713448108      567     9450 SH       DEFINED                  3950        0     5500

PFIZER INC                     COM              717081103     2687   114476 SH       DEFINED                 69160        0    45316
PIONEER NATURAL RESOURCES      COM              723787107     2247    48425 SH       DEFINED                 30575        0    17850
PROCTER & GAMBLE CO            COM              742718109     1758    31617 SH       DEFINED                 29295        0     2322
PROSPERITY BANCSHARES INC      COM              743606105     2438    74125 SH       DEFINED                 45383        0    28742
RADIOSHACK CORP                COM              750438103      191    13650 SH       SOLE                    13650        0        0
RUSH ENTERPRISES CLASS A       COM              781846209     1677    92300 SH       DEFINED                 54050        0    38250
S&P 500 EQUAL WGT. RYDEX ETF   COM              78355W106     4334   101009 SH       DEFINED                 67277        0    33732
SCHLUMBERGER LIMITED           COM              806857108      912    14009 SH       DEFINED                  6750        0     7259
SIMON PPTY GROUP INC NEW       COM              828806109      265     3200 SH       SOLE                     3200        0        0
TELLABS INC                    COM              879664100      293    22000 SH       SOLE                    22000        0        0
TEVA PHARMACEUTICAL ADR 1/10   COM              881624209     4476   141685 SH       DEFINED                 77625        0    64060
TEXAS INSTRUMENTS INC          COM              882508104     1377    45455 SH       DEFINED                 24155        0    21300
US BANCORP DEL                 COM              902973304      700    22675 SH       DEFINED                 17532        0     5143
WAL MART STORES INC            COM              931142103      523    10852 SH       DEFINED                  9452        0     1400
WASH. MUTUAL CVT PFD 5.375%    CV PRF STK       939322848     2382    41933 SH       DEFINED                 27730        0    14203
WEINGARTEN REALTY SBI          COM              948741103      521    13606 SH       DEFINED                  8250        0     5356
WELLS FARGO & CO (NEW)         COM              949746101     1418    21145 SH       DEFINED                 13669        0     7476
WYETH CORP                     COM              983024100     2046    46067 SH       DEFINED                 25041        0    21026
ZIONS BANCORP                  COM              989701107      376     4828 SH       DEFINED                  2947        0     1881